POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 917	$ 733
Defined benefit pension plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	670	527
Defined benefit pension plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28	26
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	219	180
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,308	2,927	$ 2,037
Defined benefit pension plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,581	2,290
Defined benefit pension plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28	30
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	699	607
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,391)	(2,194)	(1,542)
Defined benefit pension plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,911)	(1,763)
Defined benefit pension plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	(4)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(480)	(427)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	101	102
Post-employment plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	61	58
Post-employment plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	26	28
Post-employment plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	14	16
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	104	106	68
Post-employment plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	64	62
Post-employment plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	26	28
Post-employment plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	14	16
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(4)	$ 0
Post-employment plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(4)
Post-employment plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Post-employment plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0